Organization and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Finite-lived Intangible Assets Amortization Expense

2019	$4.5
2020	3.7
2021	2.8
2022	2.1
2023	1.3
Total	$14.4